CPE Inc. (Parent Company Only) Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net cash provided by operating activities	$ 180,740	$ 247,355	$ 296,784
Net increase (decrease) in cash and cash equivalents	33,942	(206,549)	64,139
Cash and cash equivalents at beginning of period	197,691	404,240	340,101
Cash and cash equivalents at end of period	231,633	197,691	404,240
Cloud Peak Energy Inc.
Operating activities
Net income	51,971	173,720	189,797
Adjustments to reconcile net income (loss) to net cash used in operating activities	(51,971)	(173,720)	(189,798)
Net cash provided by operating activities	(240)	(114)	(163)
Net increase (decrease) in cash and cash equivalents			(1)
Cash and cash equivalents at beginning of period			$ 1